SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

        The following disclosure replaces the back cover of "Prospectus"

                               UPRIGHT GROWTH FUND
                              615 MT. PLEASENT AVE.
                              LIVINGSTON, NJ 07039

                       SUPPLEMENT DATED SEPTEMBER 25, 2000
                        TO PROSPECTUS DATED MARCH 6, 2000

FOR MORE INFORMATION

Additional information about the Fund is included in Statement of Additional Information ("SAI"), containing more details about investment policies and techniques. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market condition and strategies that significantly affected the Funds' performance during its last fiscal year.




To obtain a free copy of these              Investment Adviser and Administrator
documents orto make shareholder             Upright Financial Corporation
inquires about the Fund, please             615 West Mt. Pleasant Avenue
call collect at 1-973-533-1818.             Livingston, NJ 07039

Text-only versions of Fund                  Custodian
documents can be viewed online              Fifth Third Bank Corporation
or downloaded from the SEC's web            38 Fountain Square Plaza
site at www.sec.gov.                        Cincinnati, Ohio 45263

You can also obtain copies by               Independent Auditors
visiting The SEC's Public Reference         Baird, Kurtz & Dobson (BDK)
Room in Washington DC.                      120 West 12th St., Suite 1200
                                            Kansas City, MO 64105-2112

For information on the operation            Transfer Agent
of the Public Reference Room, call          Mutual Shareholder Services
1-800-SEC-0330.                             1301 East Ninth Street, Suite 1005
                                            Cleveland, OH 44114

Copies of documents may also be             Underwriter
obtained by sending your request            Maxus Securities Corp.
and the appropriate fee to the SEC's        1301 East Ninth Street, Suite 3600
Public Reference Section, Washington,       Cleveland, OH 44114
DC 20549-6009






o This prospectus is not an offer to sell securities in any place where it would be illegal to do so.
* The Fund's 1940 Act File Number is 811-08723